Net Loss Per Share Attributable to Common Stockholders	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders

12. Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to our common stockholders:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2018	2019
			(unaudited)
	(in thousands, except per share data)
Net loss	$(16,858)	$(33,382)	$(20,922)	$(48,916)
Accretion of redeemable convertible preferred stock	(143)	(162)	(119)	(96)

Net loss attributable to common stockholders	$(17,001)	$(33,544)	$(21,041)	$(49,012)

Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	14,442	16,573	16,328	36,636

Net loss per share attributable to common stockholders, basic and diluted	$(1.18)	$(2.02)	$(1.29)	$(1.34)

As we have reported net loss for each of the periods presented, all potentially dilutive securities are antidilutive. The following potential outstanding shares of common stock were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2018	2019
			(unaudited)
	(in thousands)
Redeemable convertible preferred stock	45,960	58,615	58,615	—
Stock options	15,628	17,571	18,491	15,003
Restricted stock awards subject to repurchase	1,127	—	782	736
Common stock warrants	785	785	785	695
Restricted stock units	—	—	24	4,829
ESPP obligations	—	—	—	42

Total	63,500	76,971	78,697	21,305

The table above does not include 1,826,667 Performance RSUs outstanding as of December 31, 2018, as these Performance RSUs and restricted stock units were subject to either performance-based or market-based vesting conditions that were not met as of such date.

Unaudited Pro Forma Net Loss Per Share Attributable to Common Stockholders

Unaudited pro forma basic and diluted net loss per share attributable to common stockholders for the year ended December 31, 2018 has been computed to give effect to the conversion of redeemable convertible preferred stock into common stock as of the beginning of the period presented or the date of issuance, if later, and the weighted-average shares of Performance RSUs that have satisfied the service-based vesting condition as of December 31, 2018 and will vest upon the satisfaction of the performance-based condition in connection with the IPO.

The following table sets forth the computation of the unaudited pro forma basic and diluted net loss per share:

Year Ended December 31, 2018
(unaudited)
(in thousands, except per share data)
Numerator:
Net loss attributable to common stockholders	$(33,544)
Reversal of accretion of redeemable convertible preferred stock	162
Pro forma net loss attributable to common stockholders	$(33,382)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	16,573
Pro forma adjustment to reflect conversion of redeemable convertible preferred stock	55,183
Pro forma adjustment to reflect vesting of Performance RSUs	1
Weighted-average shares used in computing pro forma net loss per share, basic and diluted	71,757
Pro forma net loss per share, basic and diluted	$(0.47)